PRODUCT DEVELOPMENT COLLABORATION (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 10, 2021	Sep. 30, 2025	Sep. 30, 2024
Disclosure of joint operations [line items]
Direct expenses and capital expenditures related to CoE		$ 4,193	$ 6,666
CoE
Disclosure of joint operations [line items]
Investment Proceeds was reserved in order to satisfy certain of the Company’s obligations under the PDC Agreement	$ 31,109
Restricted cash (Note 25)		6,445	8,175
Proportion of ownership interest in joint operation	50.00%
Direct expenses and capital expenditures related to CoE		$ 9	$ 96